Stock Based Compensation (Narrative) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
MUFG, BTMU, MUTB, MUSHD And MUMSS Stock Acquisition Right [Member]
Stock-Based Compensation [Line Items]
Number of shares to be issued or transferred on exercise of each Stock Acquisition Right	100
Contractual term of the Stock Acquisition Rights, years	30 years
Exercise price per share	¥ 1
Weighted-average grant date fair value of Stock Acquisition Right, per 100 shares	¥ 33,100	¥ 33,700	¥ 36,600
Compensation costs related to the Stock Acquisition Right	2,862,000,000	2,771,000,000	2,839,000,000
Tax benefit for compensation cost for share-based payment arrangements	1,088,000,000	1,127,000,000	1,155,000,000
Total unrecognized compensation cost	552,000,000
Number of months for total unrecognized compensation cost related to the stock acquisition to be recognized	3 months
Cash received from exercise of the Stock Acquisition Right	4,000,000	4,000,000	3,000,000
Actual tax benefit realized	¥ 675,000,000	¥ 821,000,000	¥ 836,000,000
UNBC Stock Bonus Plan [Member]
Stock-Based Compensation [Line Items]
Number of years awards become fully vested from the grant date under Stock Bonus Plan	3 years